INVENTORIES (Tables)	9 Months Ended
Sep. 30, 2018
Inventory, Net [Abstract]
Schedule Of Inventories
	September 30,	December 31,
	2018	2017
	Unaudited

Raw materials	1,704	1,616
Work in progress	1,827	1,638
Finished goods	799	617

	4,330	3,871